Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories

Note 4 - Inventories

	December 31,
	2022	2021

Raw materials	$551,774	$212,736
In process and finished products	429,955	178,748

	$981,729	$391,484

During the years ended December 31, 2022, 2021 and 2020, the Company recorded expenses approximately $11,856, $0 and $22,957, respectively, for write-down of inventory under cost of revenues.